Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2016	2015
Computer equipment	$1,016,973	$1,132,152
Leasehold improvements	206,195	201,765
Furniture, fixtures and other	52,372	60,904

	1,275,540	1,394,821
Less accumulated depreciation	(943,812)	(1,085,501)

	$331,728	$309,320

Total depreciation expense on equipment and leasehold improvements for fiscal years 2016, 2015 and 2014, was $113,717, $108,169 and $105,364, respectively.

As of September 30, 2016 and 2015, the unamortized software assets developed for internal use were $104,346 and $85,957, respectively, and are presented under Computer equipment in the table above.